Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit for the year	$ 2,092,772	$ 4,367,191	$ 867,871
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment	1,253	(484)	160
Currency translation adjustment from participation in non-consolidated companies	41,455	(39,997)	(109,079)
Changes in the fair value of financial instruments at fair value through other comprehensive income	29,121	960	(3,100)
Income tax related to financial instruments at fair value	(11,045)	(299)	1,230
Changes in the fair value of derivatives classified as cash flow hedges	60	278	(266)
Income tax relating to cash flow hedges	(20)	(83)	80
Other comprehensive income items	1,705	0	(966)
Other comprehensive income items from participation in non-consolidated companies	159	(106)	400
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of post employment benefit obligations	24,567	46,777	(36,907)
Income tax relating to remeasurement of post employment benefit obligations	(6,994)	(13,965)	10,790
Remeasurement of post employment benefit obligations from participation in non-consolidated companies	6,862	1,662	15,081
Other comprehensive income (loss) for the year, net of tax	87,123	(5,257)	(122,577)
Total comprehensive income for the year	2,179,895	4,361,934	745,294
Attributable to:
Owners of the parent	1,841,194	3,818,185	666,667
Non-controlling interest	$ 338,701	$ 543,749	$ 78,627